Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Other Receivables
4.	Other Receivables

	June 30, 2020 (Unaudited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
	159,905	134,112

5.	Other Receivables

	2019	2018
Security deposit	2,871	-
Value Added Tax receivables	60,946	-
Deposit	56,251	-
Others	14,044	-
	$134,112	$-